State Farm Large Cap Equity Index Fund
LARGE CAP EQUITY INDEX FUND
Investment Objective:
The Large Cap Equity Index Fund (the “Fund”) seeks to match performance of the S&P 500® Index (the “S&P 500”) by investing in the securities that make up the S&P 500.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Large Cap Equity Index Fund State Farm Large Cap Equity Index Fund
Management Fees	0.10%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.15%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
State Farm Large Cap Equity Index Fund | State Farm Large Cap Equity Index Fund | USD ($)	15	48	85	192

The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve investment performance that is similar to the S&P 500 (the Fund’s target benchmark). The S&P 500 is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 based upon the following factors:
  market value
  industry group classification (so that the S&P 500 represents a broad range of industry segments within the U.S. economy)
  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 are stable
The Fund pursues its investment objective by:
  investing in substantially all of the securities that make up the S&P 500 investing in these securities in proportions that match, approximately, the weightings of the S&P 500
Under normal operating conditions, the Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500.

BlackRock Fund Advisors (“BFA”), the sub-adviser to the Fund, may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.
  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIM” or the “Manager”) or the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.
  Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Annual Total Returns For Calendar Years

The Fund’s best and worst quarters during the periods in the bar chart were: Best quarter: 15.80%, during the second quarter of 2009. Worst quarter: -21.87%, during the fourth quarter of 2008.
The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500 for the 1, 5 and 10-year periods ended 12/31/2017. The S&P 500 is a capitalization-weighted measure of the common stocks of 500 large U.S. companies. The S&P 500 represents an unmanaged group of stocks that differ from the composition of the Fund.
Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - State Farm Large Cap Equity Index Fund	1 Year	5 Year	10 Year
State Farm Large Cap Equity Index Fund	21.70%	15.53%	8.23%
S&P 500 Index (Returns reflect no deduction for fees, expenses or taxes.)	21.83%	15.79%	8.50%